Leases	12 Months Ended
Sep. 30, 2023
Leases [Abstract]
LEASES

6. LEASES

The Company’s noncancelable operating leases consist of leases for office space and land. The Company is the lessee under the terms of the operating leases. For the fiscal year ended September 30, 2023 and 2022, the operating lease cost was $6.15 million and $6.65 million, respectively.

The Company’s operating leases have remaining lease terms that range from approximately 1 year to 20 years. As of September 30, 2023 and 2022, the weighted average remaining lease term and weighted average discount rate were 11.42 years and 10.51 years, 4.88% and 4.90%, respectively.

Maturities of lease liabilities were as follows:

Year ending September 30, 2023	Operating Lease
2024	$639,745
2025	645,325
2026	663,001
2027	681,520
2028	704,401
From 2029 to June 30, 2038	4,898,072
Total	$8,232,064
Less: amounts representing interest	$2,080,860
Present value of future minimum lease payments	6,151,204
Less: Current obligations	346,005
Long term obligations	$5,805,199

Maturities of lease liabilities were as follows:

Year ending September 30, 2022	Operating Lease
2023	$744,018
2024	646,954
2025	652,597
2026	670,472
2027	689,200
From 2028 to June 30, 2038	5,665,601
Total	$9,068,842
Less: amounts representing interest	$2,420,472
Present value of future minimum lease payments	6,648,370
Less: Current obligations	427,855
Long term obligations	$6,220,515